NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

As of April 30, 2026, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity		Interest
Lender	Date	Date	Date	Amount	Rate	Secured
Feehan Partners	10/28/24	10/28/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	11/4/24	11/4/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	11/20/24	11/20/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	12/3/24	12/3/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	4/15/25	4/15/26	4/30/27	$25,000	N/A	Yes
Feehan Partners	6/30/25	10/1/25	4/30/27	$40,000	N/A	Yes
Feehan Partners	8/5/25	4/30/26	4/30/27	$15,000	N/A	No
Gil Atzmon (2)	8/12/25	2/28/26		$25,000	7.5%	No
Jon Powell (2)	8/12/25	2/28/26		$25,000	7.5%	No
Feehan Partners	9/25/25	4/30/26	4/30/27	$5,000	N/A	No
Feehan Partners	10/14/25	4/30/26	4/30/27	$15,000	N/A	No
Feehan Partners	10/31/25	2/28/26	4/30/27	$2,000	N/A	No
Feehan Partners	12/1/25	4/30/26	4/30/27	$2,000	N/A	No
Feehan Partners	12/11/25	4/30/26	4/30/27	$5,000	N/A	No
Tomasa Zwicke (2)	12/22/25	2/28/26		$25,000	7.5%	No
Gil Atzmon	1/16/26	3/16/26		$30,000	12.0%	No
Jon Powell	1/16/26	3/16/26		$30,000	12.0%	No
Steven Rudofsky	3/9/26	3/9/27		$100,000	8.0%	No
Total				$444,000
Less: Debt discount				$(15,151)
Total, net of discounts				$428,849

Note: Feehan Partners and Steven Rudofsky are related parties. See Note 6.

(1)	On March 3, 2026, notes extended to April 30, 2027.
(2)	In default as of the time of the filing of this Form 10-Q.

As of January 31, 2026, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity		Interest		Accrued
Lender	Date	Date	Date	Amount	Rate	Secured	Interest
Feehan Partners	10/28/24	10/28/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	11/4/24	11/4/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	11/20/24	11/20/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	12/3/24	12/3/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	4/15/25	4/15/26	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	6/30/25	10/1/25	4/30/27	$40,000	N/A	Yes	$-
Feehan Partners	8/5/25	4/30/26	4/30/27	$15,000	N/A	No	$-
Gil Atzmon (2)	8/12/25	2/28/26		$25,000	7.5%	No	$889
Jon Powell (2)	8/12/25	2/28/26		$25,000	7.5%	No	$889
Feehan Partners	9/25/25	4/30/26	4/30/27	$5,000	N/A	No	$-
Feehan Partners	10/14/25	4/30/26	4/30/27	$15,000	N/A	No	$-
Feehan Partners	10/31/25	2/28/26	4/30/27	$2,000	N/A	No	$-
Feehan Partners	12/1/25	4/30/26	4/30/27	$2,000	N/A	No	$-
Feehan Partners	12/11/25	4/30/26	4/30/27	$5,000	N/A	No	$-
Girish Gaitonde (2)	12/22/25	2/28/26		$50,000	7.5%	No	$411
Tomasa Zwicke (2)	12/22/25	2/28/26		$25,000	7.5%	No	$205
PV Partners, LP (2)	1/15/26	2/13/26		$100,000	10.5%	No	$460
Jeff Hembrock (2)	1/16/26	2/13/26		$50,000	7.5%	No	$154
Gil Atzmon	1/16/26	3/16/26		$30,000	12.0%	No	$148
Jon Powell	1/16/26	3/16/26		$30,000	12.0%	No	$148
Michael Ward (2)	1/16/26	2/13/26		$25,000	10.5%	No	$108
Total				$569,000			$3,412

Note: Feehan Partners is a related party. See Note 6.

(1)	On March 3, 2025, notes extended to April 30, 2027.

(2)	In default at the time of filing of this Form 10-K (see Note 10).

SCHEDULE OF FUTURE MINIMUM PAYMENTS	The future payments are as follows:
Fiscal Year
2027	$50,000
2028	$394,000
2029	$-
2030	$-
2031	$-
Thereafter	$-
Total	$444,000
The future payments are as follows: Notes
Fiscal Year
2027	$569,000
2028	$-
2029	$-
2030	$-
2031	$-
Thereafter	$-
Total	$569,000

SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Name	Principal	Quantity	Exercise Price
Brett A. Richards	$250,000	41,667	$6.00
Baron De Biltmore LLC	$200,000	33,333	$6.00
Gordon Holmes	$200,000	33,333	$6.00
Jeffrey V. & Karin R. Hembrock Revokable Trust	$101,323	16,887	$6.00
The Gaitonde Living Trust	$101,624	16,937	$6.00
Craig Kallman 2015 Living Trust	$100,000	16,667	$6.00
Dan Schneider	$50,000	8,333	$6.00
Waldemar Majdanski	$50,000	8,333	$6.00
Robert B. Hayes	$50,000	8,333	$6.00
Jason Snyder	$50,000	8,333	$6.00
SternAegis Ventures Defined Benefit Plan for the Benefit of Adam K. Stern	$25,000	4,167	$6.00
Z&M LLC	$15,000	2,500	$6.00
Clifford Bergen	$100,000	16,667	$6.00
Joel Yanowitz and Amy Metzenbaum 2003 Revocable Trust	$50,000	8,333	$6.00
Paracove Corp.	$15,000	2,500	$6.00
Total	$1,357,947	226,323
Less: Debt discount	$(747,000)
Total, net of discounts	$610,947